The Bedford Shares of the

Money Market Portfolio

of

The RBB Fund, Inc.

(the “Fund”)

Supplement dated May 28, 2010

To Prospectus dated December 31, 2009

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

The Securities and Exchange Commission (“SEC”) recently has amended its regulations with respect to money market funds. Beginning May 28, 2010, the Fund’s Money Market Portfolio (the “Portfolio”) will be required to comply with SEC requirements with respect to the liquidity of the Portfolio’s investments. Specifically, the Portfolio will be required to hold at least 10% of its total assets in “daily liquid assets” and the Portfolio will be required to hold at least 30% of its total assets in “weekly liquid assets.” Daily liquid assets include cash (including time deposits), U.S. Treasury securities and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day. Weekly liquid assets include cash (including time deposits), U.S. Treasury securities, agency discount notes with remaining maturities of 60 days or less and securities (including time deposits) that will mature or are subject to a demand feature that is exercisable and payable within five business days. In addition, the Portfolio’s investments in illiquid securities will be limited to 5% of the Portfolio’s total assets.

Also, beginning May 28, 2010, new limits will be placed on the ability of a money market fund to acquire second-tier securities. Specifically, the Portfolio will be prohibited from (i) investing more than 3% of total assets in second-tier securities, (ii) investing more than  1/2 of 1% of total assets in second-tier securities issued by any single issuer, and (iii) acquiring second-tier securities with a remaining maturity of more than 45 days.

In addition, beginning June 30, 2010, the Portfolio will be required to limit its dollar-weighted average portfolio maturity to 60 days or less, and its dollar-weighted average portfolio maturity without regard to maturity shortening provisions applicable to variable and floating rate securities to 120 days or less.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Sansom Street Shares of the

Money Market Portfolio

of

The RBB Fund, Inc.

(the “Fund”)

Supplement dated May 28, 2010

To Prospectus dated December 31, 2009

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

The Securities and Exchange Commission (“SEC”) recently has amended its regulations with respect to money market funds. Beginning May 28, 2010, the Fund’s Money Market Portfolio (the “Portfolio”) will be required to comply with SEC requirements with respect to the liquidity of the Portfolio’s investments. Specifically, the Portfolio will be required to hold at least 10% of its total assets in “daily liquid assets” and the Portfolio will be required to hold at least 30% of its total assets in “weekly liquid assets.” Daily liquid assets include cash (including time deposits), U.S. Treasury securities and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day. Weekly liquid assets include cash (including time deposits), U.S. Treasury securities, agency discount notes with remaining maturities of 60 days or less and securities (including time deposits) that will mature or are subject to a demand feature that is exercisable and payable within five business days. In addition, the Portfolio’s investments in illiquid securities will be limited to 5% of the Portfolio’s total assets.

Also, beginning May 28, 2010, new limits will be placed on the ability of a money market fund to acquire second-tier securities. Specifically, the Portfolio will be prohibited from (i) investing more than 3% of total assets in second-tier securities, (ii) investing more than  1/2 of 1% of total assets in second-tier securities issued by any single issuer, and (iii) acquiring second-tier securities with a remaining maturity of more than 45 days.

In addition, beginning June 30, 2010, the Portfolio will be required to limit its dollar-weighted average portfolio maturity to 60 days or less, and its dollar-weighted average portfolio maturity without regard to maturity shortening provisions applicable to variable and floating rate securities to 120 days or less.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE